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                               SEMI-ANNUAL REPORT







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                               Prasad Growth Fund

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                               September 30, 1999




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

November 29, 1999


Dear Shareholders:

Our fund has an excellent portfolio enriched by the best stocks in the leading sectors. For example the fund owns Cisco, Lucent, Microsoft, Intel, Sun Microsystems, EMC, CTS, Broadcom, CMGI, America On Line, Qualcom, Schwab, Tiffany, etc. Since the middle of October, with the market trend being up, our fund has been performing better than the general market. This is because the fund is invested in the dominant stocks. Currently Nasdaq and technology stocks are leading the market. Small capitalization growth stocks are ahead of large capitalization stocks. Y2K does not seem to be a significant issue but more individual investors will come into the market after January 1, 2000 which should help.

Seasonality plays a major role in the stock market. The period from middle of October to middle of July is usually quite positive, especially in a pre-election year. During periods of deterioration in the market the fund will raise more cash and decrease the investment in stocks. This will protect the value of the fund.

In the long term the stock market offers the best potential investment vehicle. This is especially accentuated by the stimulus to the economy and industries produced by the baby boom generation. According to experts this golden period should last until around years 2008 to 2009. Low inflation, low interest rates and economic recovery in other countries are other important factors contributing to the growth of the companies in the USA. Kindly look at our website
"www.prasadseriestrust.com" which has lot of information. All of us wish you and your families a joyous holiday season and a happy and healthy New Year!


Sincerely,


Raj Prasad

 Prasad Growth Fund
                                                     Schedule of Investments
                                                 September 30, 1999 (unaudited)
 Shares/Principal Amount                         Market Value      % of Assets
 Auto & Truck (Foreign)
        Brilliant                                    26,314           4.34%

 Business Service (Misc)
        Navigation                                   13,912
        Lab Ready*                                       10
                                                     13,922           2.29%
 Computer-Local Networks
        Cisco Systems Inc. *                         20,569
        Performance                                   9,025
                                                     29,594           4.88%
 Computer (Makers)
        Dell Computer Corp.*                          8,363           1.38%

 Computer-(Memory Devices)
        Emc Corporation*                             28,575           4.71%

 Computer-(Services)
        Whitman                                      11,633           1.92%

 Diversified Companies
        Tyco Laboratories, Inc.                      20,650           3.40%

 Drug (Biomedical/Genetic)
        Chiron                                       13,844           2.28%

 Electronic (Components)
        Solectron Corp.*                             14,363           2.37%

 Electronic (Laser Systems)
        Laser                                        14,031           2.31%

 Electronic (Semiconductor Mfg)
        Flextronics Intl Ltd.                        17,456
        Qlogic*                                      13,962
                                                     31,418           5.18%
 Home (Misc Wares)
        Salton Maxim Houseware*                      30,187           4.97%

 Internet (Network)
        Cmgi*                                        10,250           1.69%

 Petroleum (Drilling)
        Precision Drilling                           11,594           1.91%

*Non-Income producing securities.
    The accompanying notes are an integral part of the financial statements.

                                                     Schedule of Investments
                                                 September 30, 1999 (unaudited)
 Shares/Principal Amount                         Market Value      % of Assets

 Software (Business)
        Citrix*                                      24,775
        Commerence*                                   2,442
        Electronics For Imaging*                     10,281
        Siebel Systems                               13,325
                                                     50,823           8.38%

 Software (Desktop)
        Microsoft Corp.                              36,225           5.97%

 Semiconductors and Related Devices
        Intel Corp.                                  14,863           2.45%

 Telecom (Equipment)
        Lucent Technologies                          19,463           3.21%

 Call Options
        Lexmark Intl Nov 80 Calls*                    5,750
        Network Solutions Nov 90 Calls*              11,500
                                                                      2.84%

 Cash Equivalents
      20Fifth Third Fountain Square                  20,143           3.32%

        Total Investments (cost $432,811)           403,362          66.47%

        Other Assets Less Liabilities               203,473          33.53%

        Net Assets - Equivalent to $9.16 per        606,835         100.00%
        based on 66,228 shares  of capital
        stock outstanding

*Non-Income producing securities.
    The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
     September 30, 1999 (unaudited)

Assets:                                                               403,362
     Investment Securities at Market Value
          (Identified Cost - $432,811)
     Cash                                                              60,697
     Receivables:
          Dividends and Interest                                          108
          Receivable for investment securities sold                   212,790
     Other Assets                                                           -
Total Assets                                                          676,957
Liabilities
     Payables:
          Investment Securities Purchased                              65,670
          Shareholder Distributions                                         -
          Accrued Expenses                                              4,452
               Total Liabilities                                       70,122
Net Assets                                                            606,835
Net Assets Consist of:
     Capital Paid In                                                  694,006
     Undistributed Net Investment Income                               (2,594)
     Accumulated Realized Gain (Loss) on Investments - Net            (55,128)
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net               (29,449)
Net Assets, for 66,228 Shares Outstanding                             606,835
Net Asset Value and Redemption Price
     Per Share ($606,835/66,228 shares)                                  9.16
Offering Price Per Share                                                 9.16

    The accompanying notes are an integral part of the financial statements.

 Statement of Operations (unaudited)
                                                                      04/01/1999
                                                                              to
                                                                      09/30/1999
Investment Income:
     Dividends                                                            194
     Interest                                                             853
          Total Investment Income                                       1,047
Expenses
     Management Fees (Note 2)                                           3,641
     Director fees                                                        375
     Custody                                                            2,249
     Transfer agent fees                                                2,700
     Legal                                                              1,321
     Insurance                                                            461
     Audit                                                              2,529
     Other expenses                                                       868
     Organizational Costs                                                   -
          Total Expenses                                               14,143

    Reimbursed expenses                                               (10,502)
         Total Expenses after reimbursement                             3,641

Net Investment Income                                                  (2,594)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                              (53,063)
     Distribution of Realized Capital Gains from other
          Invements                                                         -
     Unrealized Gain (Loss) from Appreciation (Depreciation)
          on Investments                                              (36,545)
Net Realized and Unrealized Gain (Loss) on Investments                (89,608)

Net Increase (Decrease) in Net Assets from Operations                 (92,202)

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (unaudited)
                                                          04/01/1999  11/23/98 *
                                                              to          to
                                                          09/30/1999  03/31/1999
From Operations:
     Net Investment Income                                 (2,594)       (581)
     Net Realized Gain (Loss) on Investments              (53,063)     (2,065)
     Net Unrealized Appreciation (Depreciation)           (36,545)      7,096
     Increase (Decrease) in Net Assets from Operations    (92,202)      4,450
From Distributions to Shareholders
     Net Investment Income                                      0           0
     Net Realized Gain (Loss) from Security
          Transactions                                          0           0
     Net  Increase (Decrease) from Distributions                0           0
From Capital Share Transactions:
     Proceeds From Sale of  46,132 Shares                 488,804     105,783
     Net Asset Value of 0 Shares Issued on
          Reinvestment of Dividends                             0           0
     Cost of 0 Shares Redeemed                                  0           0
                                                          488,804     105,783

Net Increase  in Net Assets                               396,602     110,233
Net Assets at Beginning of Period                         210,233     100,000
Net Assets at End of Period                               606,835     210,233


*Commencement of operations

    The accompanying notes are an integral part of the financial statements.

Financial Highlights (unaudited)
Selected data for a share of common stock outstanding throughout the period:
                                                          04/01/1999  11/23/98 *
                                                             to          to
                                                          09/30/1999  03/31/1999
Net Asset Value -
     Beginning of Period                                    10.46       10.00
Net Investment Income                                       (0.04)      (0.05)
Net Gains or Losses on Securities
     (realized and unrealized)                              (1.26)       0.51
Total from Investment Operations                            (1.30)       0.46
Dividends
     (from net investment income)                            0.00        0.00
Distributions (from capital gains)                           0.00        0.00
Return of Capital                                            0.00        0.00
     Total Distributions                                     0.00        0.00
Net Asset Value -
     End of Period                                           9.16       10.46
Total Return **                                            (24.92)%     13.37 %
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                        607         210

Before expense reimbursement
   Ratio of Expenses to Average Net Assets **                5.83 %     32.16 %
   Ratio of Net Income to Average Net Assets **             (5.39)%    (31.74)%
After expense reimbursement
   Ratio of Expenses to Average Net Assets **                1.50 %      1.50 %
   Ratio of Net Income to Average Net Assets **             (1.07)%     (1.08)%
Portfolio Turnover Rate **                                 687.95 %    272.04 %

* Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements.

     Prasad Growth Fund

                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The Fund's investment objective is to obtain capital appreciation. In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

     INCOME TAXES:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc. The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The investment advisor pays all expenses of The Fund except for brokerage, taxes, interest, and extraordinary expenses. The Fund paid investment management fees of $3,641 during the six month period ended September 30, 1999.


  3.)RELATED PARTY TRANSACTIONS
     Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund. These individuals may receive benefits from any management fees paid to the Advisor.


  4.)CAPITAL STOCK AND DISTRIBUTION
     At September 30, 1999 an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $694,006. Transactions in common stock were as follows:

Shares sold                                                             46,132
Shares issued to shareholders in reinvestment of dividends                   0
                                                                        46,132
Shares redeemed                                                              0
Net Increase                                                            46,132
Shares Outstanding:
     Beginning of Period                                                20,096
     End of Period                                                      66.228


  5.)PURCHASES AND SALES OF SECURITIES
     During the period six-month period ending September 30, 1999, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,700,536 and $1,427,890 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.


  6.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments that have any off-balance sheet risk as of September 30, 1999.


  7.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at September 30, 1999 was the same as identified cost. At September 30, 1999, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:
         Appreciation    (Depreciation)          Net Appreciation (Depreciation)
             7,730          (37,178)                        (29,449)

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                                Board of Trustees
                                 Rajendra Prasad
                                 Anita Alamshaw
                               Richard L.D. Saxton
                                  Samir Thakkar


                               Investment Adviser
                            Mutual Funds Leader, Inc.
                               821 Hillside Drive
                          Long Beach, California 90815


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114


                                    Custodian
                                Fifth Third Bank
                              Mutual Fund Services
                            38 Fountain Square Plaza
                                    MD 1090E5
                              Cincinnati, OH 45263


                                     Counsel
                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
                            2300 BP America Building
                                200 Public Square
                              Cleveland, Ohio 44114


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


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